Schedule of Investments - Virtus Reaves Utilities ETF (Formerly Reaves Utilities ETF)

April 30, 2019 (Unaudited)

Security Description	Shares	Value
Common Stocks - 98.8%
Utilities - 98.8%
American Water Works Co., Inc.	4,505	$ 487,396
Atmos Energy Corp.	3,928	401,992
Clearway Energy, Inc. Class C	21,999	349,124
CMS Energy Corp.	12,807	711,429
Consolidated Edison, Inc.	6,400	551,424
Dominion Energy, Inc.	2,776	216,167
DTE Energy Co.	10,108	1,270,677
Eversource Energy	5,421	388,469
Exelon Corp.	6,400	326,080
FirstEnergy Corp.	3,350	140,800
Fortis, Inc. (Canada)	13,450	497,650
NextEra Energy Partners LP	14,549	669,690
NextEra Energy, Inc.	12,338	2,399,001
NiSource, Inc.	27,295	758,255
NRG Energy, Inc.	5,650	232,610
Pinnacle West Capital Corp.	4,896	466,442
PPL Corp.	6,500	202,865
Public Service Enterprise Group, Inc.	15,489	923,919
Sempra Energy	7,069	904,479
South Jersey Industries, Inc.	24,169	776,308
Southern Co. (The)	2,900	154,338
Southwest Gas Holdings, Inc.	4,680	389,329
Vistra Energy Corp.	15,000	408,750
WEC Energy Group, Inc.	9,191	720,850
Xcel Energy, Inc.	9,047	511,156
TOTAL INVESTMENTS - 98.8%
(Cost $11,429,694)		14,859,200
Other Assets in Excess of Liabilities - 1.2%		180,221
Net Assets - 100.0%		$15,039,421

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$14,859,200	$–	$–	$14,859,200
Total	$14,859,200	$–	$–	$14,859,200